Income Taxes - Summary of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 53,359	$ 45,461
Tax credit carry forwards	5,941	5,117
Accruals and reserves	3,222	3,631
Stock-based compensation	2,197	1,491
Gross deferred tax assets	64,719	55,700
Valuation allowance	(64,385)	(55,232)
Net deferred tax assets	334	468
Depreciation and amortization	(334)	(468)
Gross deferred tax liabilities	(334)	(468)
Total net deferred tax assets (liabilities)	$ 0	$ 0